UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     August 14, 2008
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:             42

Form 13F Information Table Value Total:      $  351,278
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.   028-12030                Ergon Capital LP
2.   028-12032                Ergon Capital Offshore Fund, Ltd.

-----------------------       ------------------------------

                                                    FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2     COLUMN 3     COL 4        COLUMN 5          COLUMN 6    COL 7         COLUMN 8

                                                           MARKET
                                  TITLE OF       CUSIP      VALUE   SHRS OR   SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS         NUMBER    (x1000)  PRN AMT   PRN CALL    DISCRETION   MNGRS  SOLE SHARED    NONE
AIRVANA INC                    COM             00950V101    5,401   1,007,642 SH        SHARED-DEFINED   1,2       1,007,642
ALVARION LTD                   SHS             M0861T100    6,479     917,715 SH        SHARED-DEFINED   1,2         917,715
AMEDISYS INC                   COM             023436108    4,560      90,440 SH        SHARED-DEFINED   1,2          90,440
AMERICAN ORIENTAL BIOENGR IN   COM             028731107   13,511   1,368,871 SH        SHARED-DEFINED   1,2       1,368,871
BANCO LATINOAMERICANO DE EXP   CL E            P16994132    2,059     127,719 SH        SHARED-DEFINED   1,2         127,719
BARRY R G CORP OHIO            COM             068798107    9,487   1,108,315 SH        SHARED-DEFINED   1,2       1,108,315
BLUE COAT SYSTEMS INC          COM NEW         09534T508   29,618   2,099,080 SH        SHARED-DEFINED   1,2       2,099,080
BLUE COAT SYSTEMS INC          COM NEW         09534T508       28      11,000     CALL  SHARED-DEFINED   1,2          11,000
BORGWARNER INC                 COM             099724106    4,580     103,189 SH        SHARED-DEFINED   1,2         103,189
BPZ RESOURCES INC              COM             055639108   11,733     399,074 SH        SHARED-DEFINED   1,2         399,074
COACH INC                      COM             189754104    1,637      56,680 SH        SHARED-DEFINED   1,2          56,680
DELTA PETE CORP                COM NEW         247907207   22,923     898,231 SH        SHARED-DEFINED   1,2         898,231
EAGLE MATERIALS INC            COM             26969P108   11,511     454,426 SH        SHARED-DEFINED   1,2         454,426
EBAY INC                       COM             278642103    6,938     253,845 SH        SHARED-DEFINED   1,2         253,845
ENTRUST INC                    COM             293848107    8,007   2,723,385 SH        SHARED-DEFINED   1,2       2,723,385
EXTREME NETWORKS INC           COM             30226D106    8,060   2,837,857 SH        SHARED-DEFINED   1,2       2,837,857
GEORGIA GULF CORP              COM PAR $0.01   373200203    1,707     588,662 SH        SHARED-DEFINED   1,2         588,662
GREEN MTN COFFEE ROASTERS IN   COM             393122106   13,978     372,064 SH        SHARED-DEFINED   1,2         372,064
HARLEY DAVIDSON INC            COM             412822108   13,236     365,037 SH        SHARED-DEFINED   1,2         365,037
HARSCO CORP                    COM             415864107    7,080     130,117 SH        SHARED-DEFINED   1,2         130,117
HEALTHCARE SVCS GRP INC        COM             421906108    1,128      74,089 SH        SHARED-DEFINED   1,2          74,089
HEELYS INC                     COM             42279M107    2,158     531,579 SH        SHARED-DEFINED   1,2         531,579
HUNT J B TRANS SVCS INC        COM             445658107    1,104      33,178 SH        SHARED-DEFINED   1,2          33,178
INTERLINE BRANDS INC           COM             458743101    4,718     296,184 SH        SHARED-DEFINED   1,2         296,184
ITT EDUCATIONAL SERVICES INC   COM             45068B109   14,787     178,955 SH        SHARED-DEFINED   1,2         178,955
LIQUIDITY SERVICES INC         COM             53635B107    9,570     829,988 SH        SHARED-DEFINED   1,2         829,988
LULULEMON ATHLETICA INC        COM             550021109   13,018     447,975 SH        SHARED-DEFINED   1,2         447,975
MAGUIRE PPTYS INC              COM             559775101    1,826     150,000 SH        SHARED-DEFINED   1,2         150,000
ODYSSEY HEALTHCARE INC         COM             67611V101   10,321   1,059,631 SH        SHARED-DEFINED   1,2       1,059,631
OFFICE DEPOT INC               COM             676220106    4,576     418,317 SH        SHARED-DEFINED   1,2         418,317
PAYCHEX INC                    COM             704326107    4,536     145,017 SH        SHARED-DEFINED   1,2         145,017
PFIZER INC                     COM             717081103    6,898     394,822 SH        SHARED-DEFINED   1,2         394,822
RADWARE LTD                    ORD             M81873107    6,068     688,761 SH        SHARED-DEFINED   1,2         688,761
RYANAIR HLDGS PLC              SPONSORED ADR   783513104   12,072     421,066 SH        SHARED-DEFINED   1,2         421,066
SEALED AIR CORP NEW            COM             81211K100    9,194     483,642 SH        SHARED-DEFINED   1,2         483,642
SHERWIN WILLIAMS CO            COM             824348106   14,852     323,353 SH        SHARED-DEFINED   1,2         323,353
SOTHEBYS                       COM             835898107    6,319     239,635 SH        SHARED-DEFINED   1,2         239,635
STARENT NETWORKS CORP          COM             85528P108   26,326   2,092,686 SH        SHARED-DEFINED   1,2       2,092,686
THQ INC                        COM NEW         872443403    4,302     212,317 SH        SHARED-DEFINED   1,2         212,317
TLC VISION CORP                COM             872549100    2,303   2,303,461 SH        SHARED-DEFINED   1,2       2,303,461
YRC WORLDWIDE INC              COM             984249102    7,130     479,505 SH        SHARED-DEFINED   1,2         479,505
ZORAN CORP                     COM             98975F101    5,542     473,657 SH        SHARED-DEFINED   1,2         473,657

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